CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 581	$ 899
Accounts receivable, net of allowance for doubtful accounts of $126 and $114 at September 30, 2020 and December 31, 2019, respectively	1	13
Inventory, net of reserves of $827 and $831 at September 30, 2020 and December 31, 2019, respectively	53	48
Deposits on inventory	493	0
Other current assets	110	70
Total current assets	1,238	1,030
NONCURRENT ASSETS:
Property and equipment, net	1	0
Lease right-of-use asset, net of amortization	61	132
Other assets	0	18
Total noncurrent assets	62	150
Total assets	1,300	1,180
CURRENT LIABILITIES:
Note payable in default, related parties	1	349
Note payable in default	318	427
Short-term notes payable	78	380
Short-term notes payable, related parties	0	646
Short-term notes payable, related parties, past due	52	0
Convertible note, past due	1,798	0
Convertible notes in default	261	2,915
Short-term convertible notes payable	67	73
Short-term convertible notes payable, related parties	0	513
Accounts payable	2,609	2,897
Accounts payable, related parties	116	136
Accrued liabilities	2,906	3,235
Subscription receivable	0	635
Current portion of lease liability	57	103
Deferred revenue	42	101
Total current liabilities	8,305	12,410
LONG-TERM LIABILITIES:
Warrants, at fair value	5,515	5,092
Long-term convertible notes payable, net	622	15
Long-term debt-related parties	592	569
Long-term debt	50	0
Derivative liability	36	0
Lease liability	0	29
Total long-term debt	6,815	5,705
Total liabilities	15,120	18,115
Commitments & contingencies (Note 7)
STOCKHOLDERS' DEFICIT:
Common stock, $.001 par value; 3,000,000 shares authorized, 11,765 and 3,319 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively	3,404	3,394
Additional paid-in capital	122,362	118,552
Treasury stock, at cost	(132)	(132)
Accumulated deficit	(142,075)	(139,555)
Total stockholders' deficit	(13,820)	(16,935)
Total liabilities and stockholders' deficit	1,300	1,180
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	105	105
Series C-1 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	170	170
Series C-2 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	531	531
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	276	0
Series E Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	$ 1,539	$ 0